Quarterly Holdings Report
for
Fidelity® Enhanced Mid Cap ETF
March 31, 2025
PET-NPRT3-0525
1.9910065.100
Common Stocks - 98.9%
	Shares	Value ($)
CANADA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp Class A (United States) (b)	78,569	2,193,646
KOREA (SOUTH) - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Coupang Inc Class A (c)	688,501	15,098,827
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	104,890	3,323,964
UNITED STATES - 98.1%
Communication Services - 4.0%
Diversified Telecommunication Services - 0.0%
Iridium Communications Inc	24,296	663,766
Entertainment - 2.1%
Electronic Arts Inc	132,985	19,218,993
Live Nation Entertainment Inc (c)	73,647	9,616,825
Playtika Holding Corp	304,991	1,576,803
ROBLOX Corp Class A (c)	328,687	19,159,166
Warner Bros Discovery Inc (c)	295	3,165
		49,574,952
Interactive Media & Services - 0.4%
IAC Inc Class A (c)	88,251	4,054,251
Pinterest Inc Class A (c)	200,857	6,226,567
		10,280,818
Media - 1.5%
Fox Corp Class A	6,263	354,486
New York Times Co/The Class A	304,726	15,114,410
News Corp Class A	305,815	8,324,284
News Corp Class B (b)	208,065	6,318,934
Sirius XM Holdings Inc (b)	313,063	7,058,005
		37,170,119
TOTAL COMMUNICATION SERVICES		97,689,655

Consumer Discretionary - 11.2%
Automobiles - 0.1%
Harley-Davidson Inc	60,236	1,520,959
Broadline Retail - 0.4%
eBay Inc	123,564	8,368,990
Etsy Inc (c)	14,095	665,002
		9,033,992
Diversified Consumer Services - 0.8%
ADT Inc	636,884	5,184,236
Duolingo Inc Class A (c)	49,804	15,466,134
		20,650,370
Hotels, Restaurants & Leisure - 3.7%
Carnival Corp (c)	763,664	14,914,358
Darden Restaurants Inc	29,098	6,045,400
DoorDash Inc Class A (c)	26,883	4,913,406
DraftKings Inc Class A (c)	189,679	6,299,240
Expedia Group Inc Class A	101,277	17,024,664
Hilton Worldwide Holdings Inc	47,450	10,797,248
International Game Technology PLC	403,264	6,557,073
Life Time Group Holdings Inc (c)	138,977	4,197,105
Light & Wonder Inc Class A (c)	26,614	2,305,039
MGM Resorts International (c)	368,120	10,911,077
Royal Caribbean Cruises Ltd	11,552	2,373,243
Travel + Leisure Co	44,909	2,078,838
Wyndham Hotels & Resorts Inc	7,199	651,580
Yum! Brands Inc	14,664	2,307,527
		91,375,798
Household Durables - 2.3%
DR Horton Inc	31,784	4,040,700
Garmin Ltd	94,159	20,444,744
Newell Brands Inc	107,368	665,681
NVR Inc (c)	698	5,056,584
PulteGroup Inc	37,833	3,889,232
Toll Brothers Inc	85,552	9,033,436
TopBuild Corp (c)	42,203	12,869,805
		56,000,182
Specialty Retail - 2.8%
Abercrombie & Fitch Co Class A	75,209	5,743,711
Bath & Body Works Inc	83,075	2,518,834
Best Buy Co Inc	126,181	9,288,183
Carvana Co Class A (c)	87,717	18,339,871
Dick's Sporting Goods Inc	24,013	4,840,060
Five Below Inc (c)	10,828	811,288
Gap Inc/The	644,027	13,273,397
Murphy USA Inc	900	422,829
Ross Stores Inc	54,765	6,998,419
Williams-Sonoma Inc	46,757	7,392,282
		69,628,874
Textiles, Apparel & Luxury Goods - 1.1%
Ralph Lauren Corp Class A	46,101	10,176,335
Tapestry Inc	221,291	15,581,099
VF Corp	56,081	870,377
		26,627,811
TOTAL CONSUMER DISCRETIONARY		274,837,986

Consumer Staples - 2.9%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (c)	12,163	2,905,011
Molson Coors Beverage Co Class B	69,740	4,245,074
		7,150,085
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	379,306	8,340,939
Casey's General Stores Inc	5,153	2,236,608
Maplebear Inc (c)	294,738	11,757,099
US Foods Holding Corp (c)	84,827	5,552,775
		27,887,421
Food Products - 0.7%
General Mills Inc	36,692	2,193,815
Hershey Co/The	13,339	2,281,369
Ingredion Inc	28,863	3,902,566
Kellanova	14,308	1,180,267
Post Holdings Inc (c)	3,765	438,095
Tyson Foods Inc Class A	120,178	7,668,559
		17,664,671
Household Products - 0.6%
Clorox Co/The	103,133	15,186,334
Personal Care Products - 0.1%
Kenvue Inc	134,812	3,232,792
TOTAL CONSUMER STAPLES		71,121,303

Energy - 5.2%
Energy Equipment & Services - 0.0%
Halliburton Co	70,377	1,785,464
Oil, Gas & Consumable Fuels - 5.2%
Antero Midstream Corp	119,764	2,155,752
Cheniere Energy Inc	105,196	24,342,354
ConocoPhillips	134,399	14,114,583
Devon Energy Corp	114,473	4,281,290
Diamondback Energy Inc	29,358	4,693,757
EOG Resources Inc	18,120	2,323,709
Hess Corp	41,094	6,563,945
HF Sinclair Corp	68,562	2,254,319
Kinder Morgan Inc	795,350	22,691,336
Matador Resources Co	61,340	3,133,861
ONEOK Inc	11,197	1,110,965
Targa Resources Corp	21,743	4,358,819
Texas Pacific Land Corp (b)	2,770	3,670,222
Viper Energy Inc Class A	33,990	1,534,649
Williams Cos Inc/The	487,327	29,122,662
		126,352,223
TOTAL ENERGY		128,137,687

Financials - 18.0%
Banks - 1.0%
Citizens Financial Group Inc	31,174	1,277,199
Commerce Bancshares Inc/MO	36,791	2,289,504
Huntington Bancshares Inc/OH	408,574	6,132,696
M&T Bank Corp	34,819	6,223,896
PNC Financial Services Group Inc/The	9,512	1,671,924
Prosperity Bancshares Inc	3,479	248,296
Zions Bancorp NA	138,524	6,906,807
		24,750,322
Capital Markets - 6.5%
Ameriprise Financial Inc	22,263	10,777,741
Bank of New York Mellon Corp/The	282,031	23,653,940
Cboe Global Markets Inc	56,698	12,830,190
Coinbase Global Inc Class A (c)	23,055	3,970,763
Interactive Brokers Group Inc Class A	14,328	2,372,574
LPL Financial Holdings Inc	6,748	2,207,540
Morningstar Inc	23,226	6,964,781
MSCI Inc	33,944	19,195,332
Nasdaq Inc	110,054	8,348,696
Raymond James Financial Inc	115,546	16,050,495
SEI Investments Co	71,671	5,563,820
State Street Corp	168,290	15,067,004
Stifel Financial Corp	148,121	13,961,885
Tradeweb Markets Inc Class A	101,576	15,079,973
		156,044,734
Consumer Finance - 1.4%
Ally Financial Inc	271,562	9,903,866
Discover Financial Services	32,942	5,623,199
SoFi Technologies Inc Class A (c)	951,815	11,069,609
Synchrony Financial	167,174	8,850,192
		35,446,866
Financial Services - 2.8%
Block Inc Class A (c)	269,373	14,635,035
Equitable Holdings Inc	92,759	4,831,816
Euronet Worldwide Inc (c)	109,139	11,661,502
Fidelity National Information Services Inc	173,047	12,923,150
Global Payments Inc	49,342	4,831,569
PayPal Holdings Inc (c)	143,484	9,362,331
Toast Inc Class A (c)	336,197	11,151,654
Western Union Co/The	144	1,524
		69,398,581
Insurance - 6.0%
AFLAC Inc	6,188	688,044
Allstate Corp/The	120,648	24,982,581
Arch Capital Group Ltd	20,821	2,002,564
Arthur J Gallagher & Co	93,434	32,257,155
Assurant Inc	62,295	13,066,376
Cincinnati Financial Corp	58,242	8,603,508
Globe Life Inc	114,513	15,083,652
Hanover Insurance Group Inc/The	9,121	1,586,598
Markel Group Inc (c)	9,894	18,497,921
Prudential Financial Inc	71,886	8,028,228
Reinsurance Group of America Inc	25,774	5,074,901
Unum Group	112,049	9,127,512
Willis Towers Watson PLC	18,316	6,189,892
		145,188,932
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Rithm Capital Corp	740,302	8,476,457
TOTAL FINANCIALS		439,305,892

Health Care - 9.0%
Biotechnology - 2.5%
Biogen Inc (c)	49,175	6,729,107
BioMarin Pharmaceutical Inc (c)	16,483	1,165,183
Exelixis Inc (c)	411,595	15,196,088
Gilead Sciences Inc	115,425	12,933,371
Incyte Corp (c)	233,504	14,138,668
Natera Inc (c)	19,252	2,722,425
Neurocrine Biosciences Inc (c)	32,782	3,625,689
United Therapeutics Corp (c)	13,682	4,217,750
		60,728,281
Health Care Equipment & Supplies - 0.7%
ABIOMED Inc (c)(d)	3,289	7,104
Becton Dickinson & Co	3,052	699,091
IDEXX Laboratories Inc (c)	8,344	3,504,063
ResMed Inc	12,661	2,834,165
Solventum Corp (c)	140,144	10,656,550
		17,700,973
Health Care Providers & Services - 3.0%
Cardinal Health Inc	129,606	17,855,819
Cencora Inc	30,690	8,534,582
Centene Corp (c)	266,564	16,183,100
Guardant Health Inc (c)	10,633	452,966
Humana Inc	71,962	19,041,146
Labcorp Holdings Inc	24,429	5,685,605
Option Care Health Inc (c)	82,599	2,886,835
Tenet Healthcare Corp (c)	18,706	2,515,957
		73,156,010
Health Care Technology - 1.2%
Doximity Inc Class A (c)	161,657	9,380,956
Veeva Systems Inc Class A (c)	86,508	20,037,848
		29,418,804
Life Sciences Tools & Services - 1.2%
10X Genomics Inc Class A (c)	85,544	746,799
Agilent Technologies Inc	51,776	6,056,756
Illumina Inc (c)	90,489	7,179,397
IQVIA Holdings Inc (c)	10,226	1,802,844
Medpace Holdings Inc (c)	35,250	10,740,323
QIAGEN NV (United States)	49,998	2,007,420
		28,533,539
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co	154,335	9,412,892
Intra-Cellular Therapies Inc (c)	3,132	413,172
Royalty Pharma PLC Class A	57,560	1,791,843
		11,617,907
TOTAL HEALTH CARE		221,155,514

Industrials - 16.7%
Aerospace & Defense - 3.1%
Axon Enterprise Inc (c)	34,764	18,284,126
BWX Technologies Inc	19,724	1,945,773
Curtiss-Wright Corp	45,417	14,409,452
Howmet Aerospace Inc	180,835	23,459,725
L3Harris Technologies Inc	7	1,464
Northrop Grumman Corp	6,442	3,298,368
Textron Inc	132,302	9,558,820
Woodward Inc	23,643	4,314,611
		75,272,339
Building Products - 1.8%
A O Smith Corp	38,343	2,506,098
Allegion plc	122,062	15,924,209
Armstrong World Industries Inc	19,580	2,758,430
Carlisle Cos Inc	17,103	5,823,572
Johnson Controls International plc	17	1,362
Masco Corp	5,342	371,483
Owens Corning	54,316	7,757,411
Trane Technologies PLC	23,086	7,778,135
		42,920,700
Commercial Services & Supplies - 0.8%
Cintas Corp	58,573	12,038,509
Veralto Corp	68,909	6,715,182
Vestis Corp	114,323	1,131,797
		19,885,488
Construction & Engineering - 1.1%
AECOM	24,391	2,261,777
Comfort Systems USA Inc	20,336	6,554,903
EMCOR Group Inc	17,536	6,481,832
Valmont Industries Inc	44,775	12,777,442
		28,075,954
Electrical Equipment - 1.8%
Acuity Inc	52,055	13,708,684
AMETEK Inc	119,772	20,617,552
Hubbell Inc	32,170	10,645,375
		44,971,611
Ground Transportation - 0.5%
Lyft Inc Class A (c)	1,103,846	13,102,652
Machinery - 3.6%
AGCO Corp	14	1,296
Allison Transmission Holdings Inc	40,528	3,877,314
Cummins Inc	62,544	19,603,791
Donaldson Co Inc	122,203	8,194,933
Flowserve Corp	85,715	4,186,321
Fortive Corp	69,891	5,114,623
Gates Industrial Corp PLC (c)	440,825	8,115,588
ITT Inc	38,548	4,978,860
Middleby Corp/The (c)	20,910	3,177,902
Oshkosh Corp	34,641	3,259,025
PACCAR Inc	70,768	6,890,680
Toro Co/The	10,121	736,303
Westinghouse Air Brake Technologies Corp	102,882	18,657,651
		86,794,287
Passenger Airlines - 0.7%
Delta Air Lines Inc	31,350	1,366,860
Southwest Airlines Co	64,218	2,156,440
United Airlines Holdings Inc (c)	207,845	14,351,698
		17,874,998
Professional Services - 2.1%
Booz Allen Hamilton Holding Corp Class A	131,269	13,728,112
Leidos Holdings Inc	125,834	16,980,040
Paylocity Holding Corp (c)	26,610	4,985,117
SS&C Technologies Holdings Inc	197,453	16,493,249
		52,186,518
Trading Companies & Distributors - 1.2%
Core & Main Inc Class A (c)	106,640	5,151,778
MSC Industrial Direct Co Inc Class A	66,555	5,169,327
Wesco International Inc	80,263	12,464,844
WW Grainger Inc	5,859	5,787,696
		28,573,645
TOTAL INDUSTRIALS		409,658,192

Information Technology - 14.0%
Communications Equipment - 0.9%
F5 Inc (c)	54,844	14,603,312
Motorola Solutions Inc	18,916	8,281,613
		22,884,925
Electronic Equipment, Instruments & Components - 1.6%
Corning Inc	154,057	7,052,729
Keysight Technologies Inc (c)	18,013	2,697,807
Littelfuse Inc	6,694	1,316,977
TD SYNNEX Corp	109,087	11,340,685
Zebra Technologies Corp Class A (c)	54,317	15,347,812
		37,756,010
IT Services - 1.1%
EPAM Systems Inc (c)	3,890	656,787
GoDaddy Inc Class A (c)	102,549	18,473,177
Twilio Inc Class A (c)	91,036	8,913,335
		28,043,299
Semiconductors & Semiconductor Equipment - 1.5%
Cirrus Logic Inc (c)	135,911	13,544,211
Credo Technology Group Holding Ltd (c)	5,651	226,944
KLA Corp	1,377	936,085
MACOM Technology Solutions Holdings Inc (c)	3,260	327,239
Qorvo Inc (c)	184,662	13,371,375
Skyworks Solutions Inc	125,781	8,129,226
		36,535,080
Software - 7.6%
ANSYS Inc (c)	11,034	3,492,923
AppLovin Corp Class A (c)	43,851	11,619,199
Atlassian Corp Class A (c)	7,776	1,650,145
BILL Holdings Inc (c)	52,442	2,406,563
Commvault Systems Inc (c)	30,074	4,744,474
Docusign Inc (c)	115,382	9,392,095
Dolby Laboratories Inc Class A	34,403	2,762,905
Dropbox Inc Class A (c)	470,352	12,563,102
Dynatrace Inc (c)	299,418	14,117,559
Fortinet Inc (c)	128,422	12,361,902
HubSpot Inc (c)	30,347	17,336,939
InterDigital Inc	13,219	2,733,028
Manhattan Associates Inc (c)	37,786	6,538,489
MicroStrategy Inc Class A (c)	12,468	3,594,150
Nutanix Inc Class A (c)	98,905	6,904,558
Palantir Technologies Inc Class A (c)	311,779	26,314,149
Pegasystems Inc	58,045	4,035,288
Q2 Holdings Inc (c)	11,818	945,558
RingCentral Inc Class A (c)	237,107	5,870,769
Teradata Corp (c)	382,685	8,602,759
Tyler Technologies Inc (c)	8,846	5,142,976
UiPath Inc Class A (c)	319,631	3,292,199
Workday Inc Class A (c)	5,314	1,240,978
Zoom Communications Inc Class A (c)	226,271	16,692,012
Zscaler Inc (c)	3,081	611,332
		184,966,051
Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co	870,776	13,436,074
HP Inc	103,392	2,862,924
NetApp Inc	175,214	15,390,798
		31,689,796
TOTAL INFORMATION TECHNOLOGY		341,875,161

Materials - 4.2%
Chemicals - 2.7%
Axalta Coating Systems Ltd (c)	368,581	12,225,832
CF Industries Holdings Inc	6,898	539,079
Corteva Inc	4,665	293,568
Dow Inc	161,276	5,631,758
DuPont de Nemours Inc	173,155	12,931,216
Ecolab Inc	48,597	12,320,311
FMC Corp	139,146	5,870,570
International Flavors & Fragrances Inc	144,428	11,209,057
LyondellBasell Industries NV Class A1	65,153	4,586,771
		65,608,162
Construction Materials - 0.3%
CRH PLC	100,566	8,846,791
Containers & Packaging - 0.7%
Crown Holdings Inc	124,257	11,091,180
Sealed Air Corp	174,340	5,038,426
		16,129,606
Metals & Mining - 0.5%
Nucor Corp	59,678	7,181,651
Royal Gold Inc	6,857	1,121,187
Steel Dynamics Inc	31,095	3,889,363
		12,192,201
TOTAL MATERIALS		102,776,760

Real Estate - 8.5%
Diversified REITs - 0.0%
WP Carey Inc	19,040	1,201,614
Health Care REITs - 1.3%
CareTrust REIT Inc	375,071	10,719,529
Healthpeak Properties Inc	521,843	10,551,665
Ventas Inc	159,878	10,993,212
		32,264,406
Industrial REITs - 0.3%
EastGroup Properties Inc	2,024	356,528
First Industrial Realty Trust Inc	25,065	1,352,507
STAG Industrial Inc Class A	139,066	5,023,064
		6,732,099
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (c)	39,077	5,110,490
Compass Inc Class A (c)	209,784	1,831,414
Zillow Group Inc Class A (c)	83,839	5,605,476
Zillow Group Inc Class C (c)	102,772	7,046,048
		19,593,428
Residential REITs - 1.1%
American Homes 4 Rent Class A	319,540	12,081,807
Equity Residential	197,776	14,156,806
		26,238,613
Retail REITs - 2.0%
Brixmor Property Group Inc	552,978	14,681,566
Regency Centers Corp	129,190	9,529,054
Simon Property Group Inc	143,402	23,816,204
		48,026,824
Specialized REITs - 3.0%
American Tower Corp	56,380	12,268,288
Crown Castle Inc	169,243	17,640,198
Digital Realty Trust Inc	32,398	4,642,309
EPR Properties	13,989	735,961
Extra Space Storage Inc	3,361	499,075
Gaming and Leisure Properties Inc	216,155	11,002,290
Iron Mountain Inc	20,555	1,768,552
National Storage Affiliates Trust	25,899	1,020,421
Rayonier Inc	56,981	1,588,630
SBA Communications Corp Class A	10,301	2,266,323
VICI Properties Inc	634,206	20,687,801
		74,119,848
TOTAL REAL ESTATE		208,176,832

Utilities - 4.4%
Electric Utilities - 2.2%
Edison International	130,375	7,681,695
Evergy Inc	84,290	5,811,796
Eversource Energy	79,084	4,911,907
Exelon Corp	229,719	10,585,452
NRG Energy Inc	169,110	16,143,241
PG&E Corp	483,271	8,302,596
Xcel Energy Inc	52	3,680
		53,440,367
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	230,965	2,868,585
Clearway Energy Inc Class A	43,224	1,230,155
Clearway Energy Inc Class C	63,514	1,922,569
Vistra Corp	68,405	8,033,483
		14,054,792
Multi-Utilities - 1.6%
Ameren Corp	33,017	3,314,907
CenterPoint Energy Inc	403,677	14,625,218
CMS Energy Corp	209,004	15,698,290
Consolidated Edison Inc	5,266	582,367
DTE Energy Co	42,545	5,882,697
		40,103,479
TOTAL UTILITIES		107,598,638

TOTAL UNITED STATES		2,402,333,620
TOTAL COMMON STOCKS (Cost $2,380,760,317)		2,422,950,057

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025	4.25 to 4.27	1,340,000	1,338,576
US Treasury Bills 0% 4/17/2025	4.25	170,000	169,678
US Treasury Bills 0% 4/24/2025	4.24 to 4.26	150,000	149,594
US Treasury Bills 0% 5/1/2025 (f)	4.23	2,400,000	2,391,536
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,049,506)			4,049,384

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	21,191,917	21,196,156
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	12,435,931	12,437,175
TOTAL MONEY MARKET FUNDS (Cost $33,633,331)			33,633,331

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,418,443,154)	2,460,632,772
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(10,516,098)
NET ASSETS - 100.0%	2,450,116,674

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	72	Jun 2025	21,157,920	(296,903)	(296,903)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,403,034.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	79,628,655	308,692,319	367,124,818	735,839	-	-	21,196,156	21,191,917	0.0%
Fidelity Securities Lending Cash Central Fund	10,080,342	177,902,905	175,546,072	129,843	-	-	12,437,175	12,435,931	0.0%
Total	89,708,997	486,595,224	542,670,890	865,682	-	-	33,633,331

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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